Stock-Based Compensation (Details) - Schedule of stock option activity - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options Beginning balance	6,646,452
Weighted Average Exercise Price Beginning balance (in Dollars per share)
Aggregate Intrinsic Value Beginning balance (in Dollars)
Number of Options Ending balance			6,646,452
Weighted Average Exercise Price Ending balance (in Dollars per share)			$ 2.76
Weighted Average Remaining Contractual Life (Years) Ending balance			8 years 11 months 19 days
Aggregate Intrinsic Value Ending balance (in Dollars)
Number of Options Exercisable			2,675,027
Weighted Average Exercise Price Exercisable (in Dollars per share)			$ 1.85
Weighted Average Remaining Contractual Life (Years) Exercisable			8 years 4 months 17 days
Aggregate Intrinsic Value Exercisable as of December 31, 2022 (in Dollars)
Number of Options Granted			8,633,607
Weighted Average Exercise Price Granted (in Dollars per share)			$ 3.04
Number of Options Exercised
Number of Options Cancelled/forfeited			(1,987,155)
Weighted Average Exercise Price Cancelled/forfeited (in Dollars per share)			$ 3.96
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options Beginning balance	23,422,276		31,962,921	30,402,801
Weighted Average Exercise Price Beginning balance (in Dollars per share)				$ 2.45
Weighted Average Remaining Contractual Life (Years) Beginning balance				8 years 9 months
Aggregate Intrinsic Value Beginning balance (in Dollars)	$ 22		$ 86,075	$ 885
Number of Options Ending balance			23,422,276	31,962,921
Weighted Average Exercise Price Ending balance (in Dollars per share)			$ 2.83	$ 2.81
Weighted Average Remaining Contractual Life (Years) Ending balance			6 years 11 months 1 day	7 years 9 months 7 days
Aggregate Intrinsic Value Ending balance (in Dollars)			$ 22	$ 86,075
Number of Options Exercisable			16,013,998
Weighted Average Exercise Price Exercisable (in Dollars per share)			$ 2.63
Weighted Average Remaining Contractual Life (Years) Exercisable			6 years 7 months 13 days
Aggregate Intrinsic Value Exercisable as of December 31, 2022 (in Dollars)			$ 21
Number of Options Granted				5,287,031
Weighted Average Exercise Price Granted (in Dollars per share)				$ 4.74
Number of Options Exercised			(1,606,795)	(2,757,671)
Weighted Average Exercise Price Exercised (in Dollars per share)			$ 2.52	$ 2.3
Aggregate Intrinsic Value Exercised (in Dollars)			$ 3,658	$ 7,740
Number of Options Cancelled/forfeited			(6,933,850)	(969,240)
Weighted Average Exercise Price Cancelled/forfeited (in Dollars per share)			$ 2.58	$ 3.65
Aggregate Intrinsic Value Cancelled/forfeited (in Dollars)			$ 8,784
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options Beginning balance	5,618,512	35,687,240	9,526,727	6,490,208
Weighted Average Exercise Price Beginning balance (in Dollars per share)				$ 2.49
Weighted Average Remaining Contractual Life (Years) Beginning balance		7 years 3 months 18 days		9 years 3 months 3 days
Aggregate Intrinsic Value Beginning balance (in Dollars)			$ 13,905	$ 1,174
Number of Options Ending balance	37,181,872	37,181,872	5,618,512	9,526,727
Weighted Average Exercise Price Ending balance (in Dollars per share)			$ 6.34	$ 5.55
Weighted Average Remaining Contractual Life (Years) Ending balance		7 years 6 months	6 years 11 months 8 days	8 years 3 days
Aggregate Intrinsic Value Ending balance (in Dollars)				$ 13,905
Number of Options Exercisable			1,181,230
Weighted Average Exercise Price Exercisable (in Dollars per share)			$ 3.96
Weighted Average Remaining Contractual Life (Years) Exercisable			6 years 2 months 12 days
Aggregate Intrinsic Value Exercisable as of December 31, 2022 (in Dollars)
Number of Options Granted		4,000,000		5,516,399
Weighted Average Exercise Price Granted (in Dollars per share)		$ 1.08		$ 7.82
Number of Options Exercised		(49,456)	(2,181,335)	(1,630,925)
Weighted Average Exercise Price Exercised (in Dollars per share)		$ 0.89	$ 2.5	$ 2.54
Aggregate Intrinsic Value Exercised (in Dollars)			$ 1,468	$ 8,807
Number of Options Cancelled/forfeited		(2,455,912)	(1,726,880)	(848,955)
Weighted Average Exercise Price Cancelled/forfeited (in Dollars per share)			$ 7.78	$ 2.68